BALANCE SHETS (Parenthetical) - Winvest Group Ltd [Member] - $ / shares	Dec. 31, 2021	May 31, 2021	May 31, 2020
Preferred stock Series A, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A, shares authorized	300,000,000	300,000,000	300,000,000
Preferred stock Series A, shares issued	227,838,680	300,000,000	855,000
Preferred stock Series A, shares outstanding	227,838,680	300,000,000	855,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	4,500,000,000	4,500,000,000	4,500,000,000
Common stock, shares issued	16,513,983	2,081,719	2,078,299
Common stock, shares outstanding	16,513,983	2,081,719	2,078,299